TAX LIABILITIES	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
TAX LIABILITIES
NOTE 19 – TAX LIABILITIES

	As of December 31,
	2018	2017

Income tax	4,526	3,328
Periodic payment plan	28	13
VAT payable	1,208	861
Software Promotion Law - Annual and monthly rates	523	231
Wage withholding taxes	558	279
Other	556	541
TOTAL	7,399	5,253